Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions	6 Months Ended
Sep. 30, 2022
Offsetting [Abstract]
Offsetting of Derivatives Repurchase Agreements and Securities Lending Disclosure	OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONSThe following tables present, as of March 31, 2022 and September 30, 2022, the gross and net amounts of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and set off collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2022:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥10,611	¥—	¥10,611	¥(7,032)	¥(620)	¥2,959
Receivables under resale agreements	14,527	(2,024)	12,503	(11,614)	(29)	860
Receivables under securities borrowing transactions	4,571	(75)	4,496	(4,367)	—	129
Total	¥29,709	¥(2,099)	¥27,610	¥(23,013)	¥(649)	¥3,948
Financial liabilities:
Derivative liabilities	¥10,948	¥—	¥10,948	¥(6,749)	¥(2,225)	¥1,974
Payables under repurchase agreements	29,717	(1,991)	27,726	(26,115)	(85)	1,526
Payables under securities lending transactions	1,097	(75)	1,022	(990)	(5)	27
Obligations to return securities received as collateral	6,826	—	6,826	(1,864)	—	4,962
Total	¥48,588	¥(2,066)	¥46,522	¥(35,718)	¥(2,315)	¥8,489

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet(1)	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2022:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,614	¥—	¥16,614	¥(11,671)	¥(1,633)	¥3,310
Receivables under resale agreements	15,660	(2,276)	13,384	(12,687)	(36)	661
Receivables under securities borrowing transactions	4,576	(89)	4,487	(4,397)	—	90
Total	¥36,850	¥(2,365)	¥34,485	¥(28,755)	¥(1,669)	¥4,061
Financial liabilities:
Derivative liabilities	¥17,646	¥—	¥17,646	¥(11,070)	¥(2,586)	¥3,990
Payables under repurchase agreements	36,876	(2,238)	34,638	(33,635)	(55)	948
Payables under securities lending transactions	991	(89)	902	(879)	(7)	16
Obligations to return securities received as collateral	6,752	—	6,752	(1,736)	—	5,016
Total	¥62,265	¥(2,327)	¥59,938	¥(47,320)	¥(2,648)	¥9,970

Note:	(1)Net amounts in the above table includes those relating to Financial assets and liabilities of transferred business of MUFG Union Bank. See Note 2 for more information.